Segment Information - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨) Client	Mar. 31, 2021 USD ($) Client	Mar. 31, 2020 INR (₨) Client	Mar. 31, 2019 INR (₨) Client	Mar. 31, 2019 USD ($) Client
Disclosure of operating segments [line items]
No client individually accounted for more than 10% of revenues | Client	0	0	0	0	0
Other operating income/(loss)	₨ (81)	$ (1)	₨ 1,144	₨ 4,344
Stock compensation expense recognized	2,897		1,262	1,938
Revenues	619,430	$ 8,469	610,232	585,845
Contributions made to Covid - 19	991
Marketing Related Intangible Assets and Software Platform Allocated to IT Services [Member]
Disclosure of operating segments [line items]
Impairment charge	674
Unallocated Marketing Related Intangible Assets and Software Platform [Member]
Disclosure of operating segments [line items]
Impairment charge	302
Customer-related intangible assets [member]
Disclosure of operating segments [line items]
Amortisation, intangible assets other than goodwill	795		0	0
India [member]
Disclosure of operating segments [line items]
Revenues	27,156		29,374	30,566
Americas 1 [member]
Disclosure of operating segments [line items]
Impairment charge	1,250
Europe [Member]
Disclosure of operating segments [line items]
Impairment charge	192
Provision for legal contingencies and claims [member]
Disclosure of operating segments [line items]
Expense towards legal claim settlement				5,141	$ 75
Information Technology Services [member]
Disclosure of operating segments [line items]
Other operating income/(loss)	(81)		1,144	4,344
Stock compensation expense recognized	2,897		1,262	1,938
Revenues	605,815		593,798	566,657
Information Technology Services [member] | Americas 1 [member]
Disclosure of operating segments [line items]
Revenues	178,091		176,115	164,321
Information Technology Services [member] | Europe [Member]
Disclosure of operating segments [line items]
Revenues	₨ 165,441		₨ 157,526	₨ 157,165